New and amended standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Basis of consolidation	These annual consolidated financial statements (the "financial statements”) have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") (the “IFRS Accounting Standards”) and present the financial position and the results of operations of On.
Oniverse
“Oniverse” represents the legal group structure of On. Entities are fully consolidated from the date in which control is transferred to On Holding AG, the parent company of the group. Control is achieved when On is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

For the consolidated entities, all assets, liabilities, income, and expenses are included in the financial statements. All intercompany balances and transactions (including unrealized profits on inventories) are fully eliminated in the process of consolidation.

Net sales
Revenue is measured based on the total consideration On expects to be entitled in exchange for transferring promised products and excludes amounts collected on behalf of third parties. Consideration promised is variable due to anticipated reductions from sales returns, discounts and volume rebates. While limited judgments and estimates are required for discounts and volume rebates, as the reduction in revenue is largely known by year end, relevant judgments and estimates are required for sales returns as referenced below.

On sells innovative premium performance products through its WHS and DTC sales channels.

Sales within the WHS sales channel
For sales of goods to the wholesale channel, revenue is recognized, and a receivable is established, when On transfers control of the product to the wholesale partner. Payment terms for wholesale transactions depend on the country of sale or agreement with the customer and payment is generally required within 30 to 90 days or less of the shipment to, or receipt by, the wholesale partner.

On has several consignment arrangements with wholesale partners whereby control of the goods is retained by On. For such arrangements, revenue is recognized when the goods have been sold by the wholesale partner to the final consumer.

Sales within the DTC sales channel
For sales of goods to end consumers and retail customers, revenue is recognized when control of the goods has transferred, which is typically upon delivery for e-commerce customers or at the point the customer purchases the product at the retail store. Payment of the transaction price is due immediately at the point the customer purchases the goods.
Estimation is required to determine the expected amount On will be entitled to receive in connection with anticipated sales returns. Estimates of sales returns are based on (1) accumulated historical experience within the respective geographical markets, and (2) specific identification of estimated sales returns not yet finalized with customers.

At the point when the control has transferred, a refund liability (other current financial liabilities) and a corresponding adjustment to revenue is recognized for those products expected to be returned. At the same time, On has a right to recover the product when customers exercise their right of return so consequently recognizes a right to returned goods (other current operating assets) and a corresponding adjustment to cost of sales.

Actual returns in any future period are inherently uncertain and thus may differ from estimates recorded. If actual or expected future returns significantly differ than the refund liability established, a corresponding adjustment to net sales and cost of sales is recorded in the period in which such determination was made.

Trade receivables
Trade receivables are amounts due from customers for products sold during the ordinary course of business. Trade receivables represent On’s right to an amount of consideration that is unconditional and only a passage of time is required before payment of the consideration is due.

Trade receivables are initially recognized at the original invoice amount and subsequently measured at amortized cost less the expected credit loss allowance. The credit loss allowance represents On's estimate of individually impaired trade receivables as well as expected credit losses on trade receivables that are not individually impaired. Trade receivables are written off when there is no reasonable expectation of recovery. Changes in the expected credit loss allowance are recognized as expense (or income) within selling, general and administrative expenses in the consolidated statements of income.
On applies the simplified approach in calculating expected credit losses, considering collective exposures using historical loss rates per region and forward-looking quantitative and qualitative information (such as the global economy outlook). Individual exposures are also considered when there are objective indications for missing collectability, such as legal procedures, insolvency or bankruptcy.

Inventories
Inventories include finished goods purchased from third parties. Cost of inventories include expenditures incurred in acquiring the products and bringing them to their current location and condition, including allocated conversion costs such as depreciation of production equipment. Inventories are subsequently measured at the lower of cost or net realizable value. Cost is determined using the standard cost method.
Net realizable value is the estimated selling price of each specific item in the ordinary course of business less freight and selling expenses. If the net realizable value is below the cost, an allowance is recognized for the remaining items on stock. On regularly assesses its inventory for excess, obsolescence, and impairment to determine write-downs to the lower of cost or net realizable value.

Property, plant and equipment
Property, plant and equipment ("PPE") is stated at cost less accumulated depreciation and any impairment losses. Costs include expenditures that are directly attributable to the acquisition of the asset. Leasehold improvements include costs incurred to enhance and expand offices, own retail stores and showrooms.

Depreciation is primarily calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Leasehold improvements: 3 to 8 years (or the lease term, whichever is shorter)
•Trade tools (e.g. point-of-sale): 3 years
•Production equipment (e.g. molds at the factory sites and machines): 2 years
•Furniture and fixtures: 5 to 8 years
•Other: 3 to 8 years

For certain production equipment related to Lightspray, depreciation is calculated using the units of production method.

At each reporting date, the residual values, useful lives and method of depreciation are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication that an asset may be impaired. If any such indication exists, the recoverable amount (being the higher of fair value less cost of disposal or value in use) of the individual asset is determined. If the recoverable amount is lower than the carrying amount, an impairment loss is recognized in the consolidated statements of income.

PPE is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.

Right-of-use assets
At the inception of a contract, On assesses whether it is a lease or contains a lease component. A right-of-use asset and a lease liability is recognized at the lease commencement date. Short-term leases with a lease term of 12 months or less and low-value leases are recognized as an expense in the income statement on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost, which is comprised of the lease liability, any lease payments made at or before the commencement date (less any lease incentives received), initial direct costs, and an estimate of costs to dismantle and remove the underlying asset. It is subsequently measured at cost less accumulated depreciation, impairment losses as well as lease liability remeasurements.

Depreciation is calculated on a straight-line basis over the shorter of the assets or asset categories’ useful life and the respective lease term:
•Storage: 2 to 11 years
•Offices: 2 to 14 years
•Stores and showrooms: 1 to 10 years
•Cars: 1 to 4 years

The lease liability is initially measured at the present value of any lease payments not paid at the commencement date and are discounted using the interest rate implicit in the lease or, if that rate is not readily determinable, On’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost and decreased by lease payments made. A lease liability is remeasured upon changes to the lease term, expected residual value guarantee, index or rate used to determine future lease payments or a change in the assessment of a purchase option.

At each reporting date, On assesses whether there is any indication that an asset may be impaired. If any such indication exists, the asset is written down to its recoverable amount if the carrying amount exceeds it. The recoverable amount is the higher of its fair value less costs of disposal and its value in use.
On uses judgment to determine the lease term for some lease contracts which include extension and or termination options. The assessment of whether On is reasonably certain to exercise such options impacts the lease term which significantly affects the amount of right-of-use assets and lease liabilities recognized. A reassessment only happens when a significant event or change in circumstance occurs that is within the control of On and affects whether it is reasonably certain to exercise an option.

Furthermore, lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If the rate implicit in the leases is not readily determinable, On uses the company's incremental borrowing rate, adjusted to reflect the contract currency-specific risk, and the lease term.

Intangible assets
Intangible assets acquired are valued at purchase cost less accumulated amortization and any impairment in value. On capitalizes software development costs when the identifiable asset is cumulatively commercially and technically feasible, can and will be completed, its costs can be measured reliably, and will generate probable future economic benefits. All other research and development costs are expensed as incurred within the selling, general, and administrative expense line item within the consolidated statements of income.

Goodwill is measured at cost less any impairment in value. Goodwill is not amortized but is assessed for impairment annually using values at the reporting date, or whenever events or changes in circumstances indicate that its value might be impaired.

Except for goodwill, On has no intangible assets with an indefinite useful life.

Amortization is calculated on a straight-line basis over the expected useful life of the individual assets or asset categories:
•Patents, licenses and other rights: Determined separately for each asset, varies from 4 to 20 years
•Software acquired or developed in-house : 4 years
•Other development costs capitalized: 4 years

For capitalized development costs, amortization starts when the asset is ready for use. Capitalized development costs not yet in use are tested annually for impairment or whenever events or changes in circumstances indicate that its value might be impaired.

Intangible assets are derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition is included in the income statement.
On uses judgment to determine commercial and technical feasibility when capitalizing software development costs. In calculating the respective costs, both planning and actual data are taken into consideration. The judgments related to commercial and technical feasibility are reviewed annually or when changes in circumstances arise.

The intangible asset corresponding to license rights was initially determined using the relief from royalty method, based on royalty data for comparable license agreements and businesses in the sporting goods and sports apparel sector.

At each reporting date, the residual values, useful lives and method of amortization are reviewed and adjusted prospectively, if applicable. Furthermore, On assesses whether there is any indication, that an asset may be impaired. If any such indication exists, the recoverable amount (the higher of fair value less cost of disposal or value in use) of the asset is estimated. The recoverable amounts are measured based on value-in-use calculations which are impacted by projected cash flows, discount rates and other parameters. These estimates, subject to management judgment, could vary significantly from future actuals. If the recoverable amount is lower than carrying amount, an impairment loss is recognized.

Cash and cash equivalents	Cash and cash equivalents include short-term highly liquid assets with a maturity of three months or less. On measures cash and cash equivalents at amortized costs. On does not recognize any credit impairment losses on these assets as the related credit risk is considered to be insignificant due to their short-term maturity and the external counterparties’ credit ratings.
Other current financial assets
On’s financial assets, which include trade receivables and other current financial assets, are initially recognized at fair value. Subsequent measurement depends on the business model for managing these assets and the contractual terms of the resulting cash flows, On classifies financial assets as follows:

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in financial result, and any gain or loss arising on derecognition is recognized directly in the income statement.

Assets that do not meet the criteria above for amortized cost are measured at fair value through profit and loss. Changes in fair value are recognized immediately in the income statement.

Financial liabilities
On’s financial liabilities include trade payables, current and non-current lease liabilities, other current and non-current financial liabilities, which are initially recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. Refer to 3.4 Right-of-use assets and lease liabilities for additional information on lease liabilities.

Customer refund liabilities are recognized for the estimated amount of returns and are updated at the end of each reporting period based on historical data (refer to note 2.1 Net sales for additional information).

Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.

Foreign exchange translation
On’s consolidated financial statements are presented in CHF, which is On’s presentation currency.

The functional currency of each individual entity is determined based on the primary economic environment in which the entity operates (normally the local currency). Once an entity's functional currency is determined, it is not changed unless there is a significant change to the underlying transactions, events, and conditions that determine the entity's primary economic environment. A change in functional currency is accounted for prospectively from the date of change.

Foreign currency transactions are translated into the respective functional currency using the average monthly exchange rate of the month in which the transaction occurred. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate at the closing date. The resulting exchange differences are recognized in the consolidated income statement within financial result. Non-monetary items measured at historical cost are translated using the historical exchange rate.

Foreign currency exchange differences arising from intercompany receivables or payables relating to foreign operations, the settlement of which is neither planned nor likely to occur in the foreseeable future, are considered to form part of net investment in foreign operations and are recognized in the foreign currency translation effect reserve.

The group entities’ foreign currency financial statements are translated into On’s presentation currency CHF as follows:
•Assets and liabilities for each balance sheet presented are translated at the closing exchange rates at the reporting date.
•Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates.
•All resulting foreign currency translation effect are recognized in other comprehensive income in equity.
•On disposal of a group entity, the related cumulative translation adjustment is transferred from equity to the income statement.

Share-based compensation
Employees and others providing similar services to On receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions). All share-based plans of On have been identified to be equity-settled.

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized as personnel expenses, together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expenses recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the On’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the income statement for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
PSU's and RSU's granted during the twelve month period ended December 31, 2025 were valued on the basis of the observable share price on grant date.
When determining the expense recognition, the expected fluctuation has been set to 10% per annum. The expected fluctuation level was determined by On based on historical fluctuation and management estimates. Measuring the fair values of PSU's with TSR performance criteria requires the use of estimates. The Monte Carlo simulation applied to determine this fair value incorporates assumptions, including the correlation of On's total shareholder return relative to a broad market index.
Employee benefit obligations
Accounting and reporting of the Swiss defined benefit plans are based on annual actuarial valuations. Defined benefit obligations and service costs are assessed using the projected unit credit method, with the cost of providing pensions charged to the income statement so as to spread the regular cost over the service lives of employees participating in these plans. The pension obligation is measured as the present value of the estimated future outflows using interest rates of government securities, which have terms to maturity approximating the terms of the related liability. Service cost from defined benefit plans are charged to the consolidated statements of income within the selling, general and administrative expenses line item. If the fair value of the plan assets exceeds the present value of the defined benefit obligation, only a net pension asset is recorded in the consolidated balance sheets, taking account of the asset ceiling. If the present value of the defined benefit obligation exceeds the fair value of the plan assets, only a defined benefit obligation is recorded in the consolidated balance sheets.

The net interest component is calculated by applying the discount rate to the employee benefit obligations (net defined benefit asset or liability) and is recognized in the income statement in the selling, general and administrative expenses line item within the consolidated statements of income. Actuarial gains and losses, resulting from changes in actuarial assumptions and differences between assumptions and actual experiences, are recognized the equity (other comprehensive income) in the period in which they occur.
The carrying amounts of defined benefit pension plans are based on actuarial valuations. These valuations are calculated based on statistical data and assumptions about discount rates, expected rates of return on plan assets, future salary increases, mortality rates and future pension increases. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty.

Provisions
Provisions are recognized when On has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resource will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows.

From time to time, we are subject to potential litigation. Provisions for legal matters are recorded when an economic outflow for the legal matter or other dispute is probable and when a reliable estimate of the economic outflow can be made. Provisions for legal matters where an economic outflow is less than probable, or when it is considered probable but cannot be reliably estimated, would be disclosed unless the possibility of an economic outflow is remote.
Provisions are recognized when a past event gives rise to a present legal or constructive obligation, it is probable that an outflow of economic resources will be required for settlement, and a reliable estimate can be made of the amount of the obligation. Provisions are based upon management’s best estimate of the expenditure required to settle the obligation, incorporating historical data, expert evaluations, and currently available information. Due to the inherent judgment required to determine the timing, magnitude and probability of such obligations, actual results may differ from these estimates.

Income taxes
The income tax expense recognized for the period consists of current and deferred tax.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recorded on the valuation differences (temporary differences) between the tax bases of assets and liabilities and their carrying values in the consolidated balance sheet. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences and tax losses can be offset. Deferred tax liabilities are provided for on taxable temporary differences arising from investments in subsidiaries, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by On and it is probable that the temporary difference will not reverse in the foreseeable future.

Current and deferred tax assets and liabilities are offset only if they relate to the same taxing authority and taxable entity.

For interim periods, Income tax (expense) / benefit is determined using an estimate of our annual effective tax rate, which is subject to several factors, including our ability to accurately forecast our annual pre-tax income, foreign currency fluctuations, tax incentives, implications related to the elimination of intercompany profits in inventory, and the subjectivity of the geopolitical and macroeconomic situations.
On is subject to income taxes in numerous jurisdictions and significant judgment is required in determining the worldwide provision for income taxes. The multitude of transactions and calculations implies estimates and assumptions. On recognizes liabilities on the basis of amounts expected to be paid to the tax authorities.

Deferred tax assets relate to deductible differences and, in certain cases, tax loss carry forwards, provided that their utilization is considered probable. The recoverable value is based on management's forecasts of the corresponding taxable On entity over a period of several years. The capitalized tax loss carryforwards are primarily related to transfer price arrangements in place, which will lead to a profit before tax. Therefore, the assumption is that the On entities can use the tax losses. As actual results may differ from these forecasts, the deferred tax assets may need to be adjusted accordingly.